Federal Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 1997
Federal Income Taxes (Textual)
Effective income tax rate reconciliation special bad debt deduction		8.00%
Retained earnings for which federal income taxes have not been provided	$ 5,200,000
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	1,800,000
Federal income tax return to report reduced tax liability	$ 80,000